UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21676

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Income Fund

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 4.0%
Boeing Co. (The)	24,383	$3,659,401
Honeywell International, Inc.	43,114	4,497,221
Northrop Grumman Corp.	21,600	3,476,736
Textron, Inc.	11,648	516,356
United Technologies Corp.	33,819	3,963,587

		$16,113,301

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	15,034	$1,100,789
United Parcel Service, Inc., Class B	10,003	969,691

		$2,070,480

Airlines — 0.4%
Southwest Airlines Co.	36,616	$1,622,089

		$1,622,089

Auto Components — 0.9%
Dana Holding Corp.	31,658	$669,883
Goodyear Tire & Rubber Co. (The)	10,898	295,118
Johnson Controls, Inc.	36,367	1,834,352
Lear Corp.	7,250	803,445

		$3,602,798

Automobiles — 0.2%
Ford Motor Co.	56,137	$906,051

		$906,051

Banks — 6.7%
Bank of America Corp.	131,359	$2,021,615
BankUnited, Inc.	10,483	343,213
Citigroup, Inc.	104,586	5,388,271
Fifth Third Bancorp	57,446	1,082,857
JPMorgan Chase & Co.	97,731	5,920,544
KeyCorp	85,122	1,205,328
M&T Bank Corp.	5,096	647,192
PNC Financial Services Group, Inc. (The)	18,419	1,717,388
SunTrust Banks, Inc.	5,538	227,556
Wells Fargo & Co.	153,058	8,326,355

		$26,880,319

Beverages — 2.5%
Coca-Cola Co. (The)	138,646	$5,622,095
PepsiCo, Inc.	47,142	4,507,718

		$10,129,813

Biotechnology — 3.1%
Amgen, Inc.	18,988	$3,035,232
Celgene Corp.(1)	40,861	4,710,456
Gilead Sciences, Inc.(1)	44,082	4,325,767
Vertex Pharmaceuticals, Inc.(1)	3,386	399,446

		$12,470,901

Security	Shares	Value
Capital Markets — 1.3%
Invesco, Ltd.	38,480	$1,527,271
Lazard, Ltd., Class A	21,525	1,132,000
Legg Mason, Inc.	7,629	421,121
State Street Corp.	27,413	2,015,678

		$5,096,070

Chemicals — 2.3%
CF Industries Holdings, Inc.	3,459	$981,249
Dow Chemical Co. (The)	45,132	2,165,433
E.I. du Pont de Nemours & Co.	46,387	3,315,279
Eastman Chemical Co.	3,608	249,890
Sherwin-Williams Co. (The)	9,183	2,612,564

		$9,324,415

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	4,649	$252,115

		$252,115

Communications Equipment — 2.2%
Brocade Communications Systems, Inc.	42,403	$503,112
Cisco Systems, Inc.	134,376	3,698,699
QUALCOMM, Inc.	67,609	4,688,008

		$8,889,819

Construction & Engineering — 0.4%
Fluor Corp.	25,575	$1,461,867

		$1,461,867

Consumer Finance — 1.1%
American Express Co.	27,933	$2,182,126
Discover Financial Services	40,754	2,296,488

		$4,478,614

Containers & Packaging — 0.5%
Avery Dennison Corp.	15,307	$809,893
MeadWestvaco Corp.	21,446	1,069,512

		$1,879,405

Distributors — 0.6%
Genuine Parts Co.	27,494	$2,562,166

		$2,562,166

Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B(1)	26,717	$3,855,797
McGraw Hill Financial, Inc.	34,144	3,530,490

		$7,386,287

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	139,391	$4,551,116
Frontier Communications Corp.	67,026	472,533
Level 3 Communications, Inc.(1)	1,187	63,908
Verizon Communications, Inc.	52,772	2,566,303

		$7,653,860

Electric Utilities — 1.1%
Duke Energy Corp.	26,841	$2,060,852
Edison International	21,133	1,320,179
Pinnacle West Capital Corp.	7,168	456,960
Xcel Energy, Inc.	12,009	418,033

		$4,256,024

Electrical Equipment — 0.6%
Emerson Electric Co.	44,837	$2,538,671

		$2,538,671

Security	Shares	Value
Energy Equipment & Services — 1.6%
Halliburton Co.	53,378	$2,342,227
Schlumberger, Ltd.	47,378	3,953,220

		$6,295,447

Food & Staples Retailing — 2.1%
CVS Health Corp.	54,186	$5,592,537
Wal-Mart Stores, Inc.	33,228	2,733,003
Walgreens Boots Alliance, Inc.	671	56,820

		$8,382,360

Food Products — 1.6%
Kellogg Co.	14,423	$951,197
Keurig Green Mountain, Inc.	15,366	1,716,843
Kraft Foods Group, Inc.	8,326	725,319
Mondelez International, Inc., Class A	46,954	1,694,570
Tyson Foods, Inc., Class A	28,696	1,099,057

		$6,186,986

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	73,588	$3,409,332
Baxter International, Inc.	37,878	2,594,643
Halyard Health, Inc.(1)	2,481	122,065
Medtronic PLC	23,942	1,867,237
Stryker Corp.	26,801	2,472,392
Zimmer Holdings, Inc.	3,848	452,217

		$10,917,886

Health Care Providers & Services — 1.7%
DaVita HealthCare Partners, Inc.(1)	4,408	$358,282
UnitedHealth Group, Inc.	48,079	5,687,265
VCA, Inc.(1)	11,050	605,761

		$6,651,308

Hotels, Restaurants & Leisure — 1.3%
Marriott International, Inc., Class A	14,651	$1,176,768
Marriott Vacations Worldwide Corp.	2,064	167,287
McDonald’s Corp.	27,950	2,723,448
Starbucks Corp.	2,544	240,917
Wyndham Worldwide Corp.	11,235	1,016,431

		$5,324,851

Household Durables — 1.1%
Leggett & Platt, Inc.	11,383	$524,642
Lennar Corp., Class A	18,642	965,842
Newell Rubbermaid, Inc.	76,798	3,000,498

		$4,490,982

Household Products — 1.6%
Clorox Co. (The)	6,843	$755,399
Kimberly-Clark Corp.	19,850	2,126,133
Procter & Gamble Co. (The)	41,964	3,438,530

		$6,320,062

Independent Power and Renewable Electricity Producers — 0.0%(2)
NRG Energy, Inc.	5,536	$139,452

		$139,452

Industrial Conglomerates — 1.8%
3M Co.	21,663	$3,573,312
General Electric Co.	147,129	3,650,270

		$7,223,582

Security	Shares	Value
Insurance — 4.4%
ACE, Ltd.	12,980	$1,447,140
Allstate Corp. (The)	47,607	3,388,190
AmTrust Financial Services, Inc.	3,045	173,519
Cincinnati Financial Corp.	18,908	1,007,418
Lincoln National Corp.	47,210	2,712,687
Marsh & McLennan Cos., Inc.	50,188	2,815,045
MetLife, Inc.	14,938	755,116
Principal Financial Group, Inc.	29,001	1,489,782
Prudential Financial, Inc.	21,629	1,737,025
Travelers Companies, Inc. (The)	18,899	2,043,549

		$17,569,471

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.(1)	2,750	$1,023,275
Netflix, Inc.(1)	785	327,102
Priceline Group, Inc. (The)(1)	1,797	2,091,977
Shutterfly, Inc.(1)	28,875	1,306,305

		$4,748,659

Internet Software & Services — 3.5%
Facebook, Inc., Class A(1)	20,494	$1,684,914
Google, Inc., Class A(1)	8,610	4,775,967
Google, Inc., Class C(1)	8,610	4,718,280
VeriSign, Inc.(1)	41,883	2,804,905

		$13,984,066

IT Services — 3.1%
Fidelity National Information Services, Inc.	26,132	$1,778,544
International Business Machines Corp.	32,671	5,243,696
MasterCard, Inc., Class A	51,803	4,475,261
Visa, Inc., Class A	9,876	645,989
Xerox Corp.	7,778	99,947

		$12,243,437

Leisure Products — 0.0%(2)
Mattel, Inc.	5,179	$118,340

		$118,340

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	27,884	$3,745,937

		$3,745,937

Machinery — 0.9%
Caterpillar, Inc.	22,774	$1,822,603
Snap-on, Inc.	6,380	938,243
Stanley Black & Decker, Inc.	8,690	828,678

		$3,589,524

Media — 5.0%
CBS Corp., Class B	41,650	$2,525,239
Comcast Corp., Class A	99,935	5,643,329
Omnicom Group, Inc.	35,123	2,738,892
Time Warner, Inc.	28,358	2,394,550
Walt Disney Co. (The)	63,058	6,614,154

		$19,916,164

Metals & Mining — 0.4%
Nucor Corp.	31,251	$1,485,360

		$1,485,360

Multi-Utilities — 2.0%
Centerpoint Energy, Inc.	14,223	$290,291
CMS Energy Corp.	77,060	2,690,165

Security	Shares	Value
Dominion Resources, Inc.	1,997	$141,527
DTE Energy Co.	10,342	834,496
NiSource, Inc.	49,999	2,207,956
Public Service Enterprise Group, Inc.	39,116	1,639,743

		$7,804,178

Multiline Retail — 1.0%
Macy’s, Inc.	48,228	$3,130,480
Nordstrom, Inc.	12,248	983,759

		$4,114,239

Oil, Gas & Consumable Fuels — 6.5%
Chevron Corp.	62,708	$6,583,086
ConocoPhillips	22,653	1,410,376
EOG Resources, Inc.	33,718	3,091,603
Exxon Mobil Corp.	77,433	6,581,805
Kinder Morgan, Inc.	12,255	515,445
Occidental Petroleum Corp.	1,064	77,672
Phillips 66	24,334	1,912,652
Range Resources Corp.	20,840	1,084,514
Tesoro Corp.	19,643	1,793,210
Williams Cos., Inc. (The)	57,536	2,910,746

		$25,961,109

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	3,326	$276,590

		$276,590

Pharmaceuticals — 5.8%
AbbVie, Inc.	19,355	$1,133,042
Actavis PLC(1)	1,596	475,001
Bristol-Myers Squibb Co.	80,700	5,205,150
Johnson & Johnson	51,433	5,174,160
Merck & Co., Inc.	106,916	6,145,532
Pfizer, Inc.	150,447	5,234,051

		$23,366,936

Professional Services — 0.3%
ManpowerGroup, Inc.	1,193	$102,777
Robert Half International, Inc.	18,170	1,099,648

		$1,202,425

Real Estate Investment Trusts (REITs) — 2.0%
Apartment Investment & Management Co., Class A	12,428	$489,166
AvalonBay Communities, Inc.	11,002	1,917,098
Equity Residential	14,774	1,150,304
Host Hotels & Resorts, Inc.	58,590	1,182,346
Kimco Realty Corp.	78,276	2,101,711
ProLogis, Inc.	22,296	971,214

		$7,811,839

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	8,158	$315,796

		$315,796

Road & Rail — 1.1%
J.B. Hunt Transport Services, Inc.	3,521	$300,676
Kansas City Southern	11,539	1,177,901
Norfolk Southern Corp.	27,357	2,815,582
Union Pacific Corp.	2,173	235,358

		$4,529,517

Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.(1)	352,424	$944,496
Analog Devices, Inc.	16,160	1,018,080
Applied Materials, Inc.	15,313	345,461

Security	Shares	Value
Avago Technologies, Ltd.	10,000	$1,269,800
Cree, Inc.(1)	21,482	762,396
Cypress Semiconductor Corp.(1)	60,131	848,449
Intel Corp.	56,723	1,773,728
Micron Technology, Inc.(1)	3,063	83,099
NVIDIA Corp.	24,772	518,354
Teradyne, Inc.	32,470	612,060

		$8,175,923

Software — 3.2%
Microsoft Corp.	196,258	$7,978,869
Oracle Corp.	103,117	4,449,499
salesforce.com, inc.(1)	3,689	246,462

		$12,674,830

Specialty Retail — 2.2%
Abercrombie & Fitch Co., Class A	4,343	$95,720
Advance Auto Parts, Inc.	3,365	503,707
AutoNation, Inc.(1)	5,400	347,382
Home Depot, Inc. (The)	55,745	6,333,189
L Brands, Inc.	1,800	169,722
Tiffany & Co.	14,641	1,288,554

		$8,738,274

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	151,634	$18,867,819

		$18,867,819

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	15,997	$1,604,979

		$1,604,979

Tobacco — 1.3%
Altria Group, Inc.	5,094	$254,802
Lorillard, Inc.	5,365	350,603
Philip Morris International, Inc.	63,379	4,774,340

		$5,379,745

Trading Companies & Distributors — 0.1%
Fastenal Co.	10,080	$417,665

		$417,665

Total Common Stocks — 99.9% (identified cost $172,901,814)		$400,150,803

Call Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	435	$2,115	4/2/15	$(13,050)
S&P 500 Index	410	2,100	4/10/15	(194,750)
S&P 500 Index	465	2,125	4/17/15	(109,275)
S&P 500 Index	515	2,095	4/24/15	(682,375)

Total Call Options Written (premiums received $2,136,894)				$(999,450)

Other Assets, Less Liabilities — 0.3%				$1,291,807

Net Assets — 100.0%				$400,443,160

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$172,794,979

Gross unrealized appreciation	$227,425,318
Gross unrealized depreciation	(69,494)

Net unrealized appreciation	$227,355,824

Written options activity for the fiscal year to date ended March 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,835	$2,677,434
Options written	6,010	8,266,365
Options terminated in closing purchase transactions	(2,715)	(4,154,598)
Options expired	(3,305)	(4,652,307)

Outstanding, end of period	1,825	$2,136,894

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $999,450.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$400,150,803 *	$—	$—	$400,150,803
Total Investments	$400,150,803	$—	$—	$400,150,803

Liability Description
Call Options Written	$(999,450)	$—	$—	$(999,450)
Total	$(999,450)	$—	$—	$(999,450)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2015